Related party transactions	12 Months Ended
Dec. 31, 2021
26. Related Party Transactions

26. Related party transactions

1. Loans payable to related parties

1.1 In 2018, loans payable of RMB60.0 million ($9.4 million) were borrowed from a related party, Hubei Shanyin Wealth Management Co., Ltd, a company that is 69.5% owned by the Chairman and the Chief Executive Officer, Mr Wei, at an interest rate of 9% per annum with maturity ranging from August to October 2019. As of December 31, 2020 and 2021, these loans payable and the related interest payable were overdue. The interest expenses were RMB4.7 million ($0.7 million) and RMB4.7 million ($0.7 million) in 2020 and 2021, respectively.

As of December 31, 2020 and 2021, loans payable were RMB50.0 million ($7.7 million) and RMB50.0 million ($7.8 million) and the related interest payable was RMB10.3 million ($1.6 million) and RMB15.0 million ($2.4 million), respectively.

1.2 In 2018, loans payable of RMB20.0 million ($3.0 million) were borrowed from a related party, Hubei New Nature Investment Co., Ltd (“Hubei New Nature”), a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr. Wei, at an interest rate of 12% per annum and repayable in November 2019. In December 2018, loan of RMB0.5 million ($70,000) was repaid. In 2019, loans payable of RMB17.3 million ($2.5 million) were further borrowed, loans of RMB14.7 million ($2.1 million) were repaid. In 2019, certain loans receivable were novated to Hubei New Nature to offset against loans payable of RMB9.9 million ($1.4 million) and interest payable of RMB3.1 million ($0.5 million) to Hubei New Nature. In 2020, certain loans receivable were novated to Hubei New Nature to offset against loans payable of RMB1.7 million ($0.3 million) and interest payable of RMB0.5 million ($0.1 million) to Hubei New Nature. In 2021, the company made repayment amounting to RMB10 million ($1.6 million). The interest expenses were RMB3.0 million ($0.4 million), RMB1.4 million ($0.2 million) and RMB0.7 million ($0.1 million) in 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, loans payable were RMB11.0 million ($1.7 million) and RMB1.0 million ($0.2 million), and the related interest payable was RMB1.0 million ($0.2 million) and RMB1.7 million ($0.3 million), respectively.

2. Loans payable to shareholders

2.1 In June 2017, a loan payable of RMB10.0 million ($1.5 million) was borrowed from Wang Hailin, a shareholder who owned 7.7% of the VIE, at 10% interest per annum. The interest expenses for this loan were RMB0.5 million ($0.1 million) and RMB1.3 million ($0.2 million) in 2017 and 2018, respectively. According to the loan extension agreement, the loan of RMB10.0 million ($1.5 million) is at interest rate of 15% per annum with additional 9% penalty interest per annum and repayable in February 2019. Subsequent to year end, this loan payable was further extended to repayment date in September 2019, at 15% interest per annum with additional 9% penalty interest. As of December 31, 2020 and 2021, the loan payable and interest payable were overdue.

As of December 31, 2020 and 2021, loans payable were RMB 10.0 million ($1.5 million) and RMB 10.0 million ($1.6 million), respectively. As of December 31, 2020 and 2021, interest payable was RMB 4.2 million ($0.6 million) and RMB 6.6 million ($1.5 million), respectively.

2.2 In 2019, loans payable of RMB 3.0 million ($0.4 million) and RMB 10.0 million ($1.4 million) were borrowed from Li Ling, a shareholder who owned 2.5% of the VIE, at 12% per annum for 29 days and 74 days, respectively. At maturity, loan payable of RMB 3.0 million ($0.4 million) and the related interest of RMB 29,000 ($4,200) were fully repaid. Loan payable of RMB 10.0 million ($1.4 million) was, however, overdue. On August 27, 2019, Li Ling applied to the Wuhan Wuchang People’s Court for pre-litigation property preservation of respondents Chutian and Mr. Wei in connection with a loan contract dispute. Court issued a preservation order that froze the bank deposits of Chutian and Mr. Wei in the amount of RMB 12.0 million ($1.7 million), or to seize or attach property in the corresponding value.

On October 9, 2019, the case was filed and accepted in the Wuhan Jiang’an People’s Court. Li Ling filed the following actions with the court: (1) that the two defendants Chutian and Mr. Wei repay the borrowed principal of RMB 10.0 million ($1.4 million) and interest of RMB 787,500 ($114,100) (based on the interest rate of 1.125% per month on the principal of RMB 10.0 million ($1.4 million), calculated from February 1, 2019 until fully paid, currently calculated until August 30, 2019), and (2) the costs of litigation to be fully borne by both defendants. On December 4, 2019, the court ruled that there was a valid loan relationship, that Chutian had failed to repay the loan as agreed and that Li Ling had the right to request full repayment of the loan principal and interest. The court ordered Chutian to repay the principal amount of the loan of RMB 10.0 million ($1.4 million) to Li Ling, and to pay the interest rate of 1.125% per month on the principal amount of RMB 10.0 million ($1.4 million), beginning February 2019 until the date the loan is fully paid. The court further ordered that Mr. Wei shall also be jointly and severally liable for the repayment of the loan. In the event that the repayment obligation is not fulfilled, the court ordered that the debt interest would be doubled in accordance with PRC law.

On May 20, 2020, due to the failure of Chutian to fulfil its obligation to repay the principal amount determined above, the court issued a consumer restriction order against Mr. Wei to restrict high consumption and high expenditure behaviors. Violation of this order carries the imposition of fines and detention, and in circumstances sufficiently serious to constitute a crime, pursuit of criminal liability according to law.

On July 27, 2020, the court terminated the enforcement proceeding and will recommence the enforcement proceeding if enforceable assets are located and meet the enforcement requirements.

As a result of the court ruling mentioned above, the interest expense on these loans was RMB 2.0 million ($0.3 million) in 2020 and 2021 respectively. As of December 31, 2020 and 2021, loan payable was RMB 10.0 million ($1.5 million) and RMB 10.0 million ($1.6 million), and interest payable was RMB 3.3 million ($0.5 million) and RMB 5.3 million ($0.8 million).

3. Consulting expenses for representatives from a shareholder

Consulting expenses of RMB 0.5 million ($70,000), RMB 0.5 million ($70,000 ) and RMB 0.5 million ($70,000) were incurred for two representatives sent from Hubei Daily, a shareholder who owned 20% of the VIE, for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, consulting expenses payable to these representatives were RMB 1.5 million ($0.2 million) and RMB 2.0 million ($0.3 million), respectively.

4. Reverse merger expenses and guarantee expenses payable to a related party

During the reverse merger process of the Company, a related party, Hubei New Nature Investment Co., Ltd (“Hubei New Nature”), a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr. Wei, paid reverse merger expenses on behalf of the Company, totaling RMB 11.3 million ($1.7 million) and RMB 10.9 million ($1.6 million) for the year ended December 31, 2017 and 2018, respectively. In 2019, certain operating expenses of RMB 0.7 million ($100,000) were paid by Hubei New Nature on behalf of the Company. Also, in 2019, certain loans receivable were novated to Hubei New Nature to offset against payable to Hubei New Nature of RMB 22.6 million ($3.3 million). In 2020, certain loan receivables were novated to Hubei New Nature of RMB 1.3 million ($0.2 million) (see Note 26 of Notes to Consolidated Financial Statements, Section 5). In 2020, certain operating expenses of RMB 2.8 million ($0.4 million) were paid by Hubei New Nature on behalf of the Company. In 2021, the Company’s debts amounting to RMB 0.7 million ($0.1 million) was assigned and assumed to Hubei New Nature

In addition, guarantee expenses of RMB 2.8 million ($0.4 million) and RMB 2.8 million ($0.4 million) were incurred for Hubei New Nature for the years ended December 31, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, payables to Hubei New Nature were RMB 4.5 million ($0.7 million) and RMB 8.1 million ($1.3 million), respectively.

5. Loans receivable from related parties

5.1 In 2016, loans receivable of RMB 8.0 million ($1.2 million) were lent to Hubei Baoli Ecological Conservation Co., Ltd at an interest rate of 36% per annum. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the VIE. The interest received on the loan was nil, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, this loan was overdue.

5.2 In 2016, loans receivable of RMB3.0 million ($0.4 million) were lent to Kang Chen at an interest rate of 36% per annum. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the VIE. As of December 31, 2020 and 2021, this loan was overdue.

6. Loans receivable novated and debts transferred to a related party

In 2020, certain loans receivable were novated to a related party, Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr. Wei, to offset loans payable of RMB 1.7 million ($0.2 million) and interest payable of RMB 0.5 million ($70,000). In 2021, certain debts amounting to RMB 0.7 million ($0.1 million) were transferred to Hubei New Nature.

7. Debts transferred to a related party

In 2021, certain debts amounting to RMB 1.4 million ($0.2 million) were assumed by the Chairman and the Chief Executive Officer, Mr. Wei.